Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,645	$ 2,591	$ 2,512
Rights purchased	8	13	43
Rights capitalized	397	445	524
Rights sold	(27)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	98	(23)	(55)
Due to revised assumptions or models	56	18	19
Other changes in fair value	(386)	(399)	(452)
Balance at end of period	$ 2,791	$ 2,645	$ 2,591